CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	₩ 79,428	₩ 86,051
Short-term financial instruments	39,500	9,500
Accounts receivables, net	32,253	60,664
Other receivables, net	56	255
Prepaid expenses	1,962	2,516
Other current assets	2,664	1,182
Total current assets	155,863	160,168
Property and equipment, net	6,663	1,498
Intangible assets	1,717	1,163
Deferred tax assets	7,667	7,413
Other non-current financial assets	1,770	1,494
Other non-current assets	1,745	1,438
Total non-current assets	19,562	13,006
Total assets	175,425	173,174
Liabilities
Accounts payables	37,496	71,928
Deferred revenue	10,748	16,476
Withholdings	1,764	2,019
Accrued expenses	1,175	1,031
Income tax payable	2,618	1,944
Other current liabilities	1,986	123
Total current liabilities	55,787	93,521
Long-term account payables	193
Long-term deferred revenue	98	3,598
Other non-current liabilities	3,576	503
Deferred tax liabilities	5
Total non-current liabilities	3,872	4,101
Total liabilities	59,659	97,622
Equity
Share capital	3,474	3,474
Capital surplus	27,128	27,141
Other components of equity	274	138
Retained earnings	84,668	45,405
Equity attributable to owners of the Parent Company	115,544	76,158
Non-controlling interest	222	(606)
Total equity	115,766	75,552
Total liabilities and equity	₩ 175,425	₩ 173,174